Average Annual Total Returns - AZL Small Cap Stock Index Fund	Apr. 30, 2021
SPSmallCap600Index [Member]
Average Annual Return:
1 Year	11.29%	[1]
5 Years	12.37%	[1]
10 Years	11.92%	[1]
Since Inception	8.81%	[1]
AZL Small Cap Stock Index Fund Class 2
Average Annual Return:
1 Year	10.71%
5 Years	11.79%
10 Years	11.34%
Since Inception
AZL Small Cap Stock Index Fund Class 1
Average Annual Return:
1 Year	10.98%
5 Years
10 Years
Since Inception	11.74%
Inception Date	Oct. 17, 2016

[1]	Reflects no deduction for fees, expenses, or taxes.